Note 1 - Description of Organization and Business Operations (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 22, 2017	Aug. 01, 2017	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Feb. 28, 2016
Stock Issued During Period, Value, New Issues		$ 230,000,000		$ 96,901,000		$ 25,000	$ 7,116,500
Deferred Offering Costs		13,300,000	$ 13,300,000				$ 13,300,000
Proceeds from Issuance or Sale of Equity, Total		$ 234,600,000
Share Price			$ 10.20				$ 10.20
Interest Expense, Total			$ 1,644,000	$ 5,592,000	$ 5,087,000		$ 100,000	$ 21,424,747	$ 22,747,848	$ 19,516,077
Common Stock, Par or Stated Value Per Share				$ 0.0001				$ 0.001	$ 0.001		$ 0.001
Common Class A [Member]
Common Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001	$ 0.0001
IPO [Member]
Stock Issued During Period, Shares, New Issues		23,000,000
Sale of Stock, Price Per Share		$ 11.50
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		3,000,000
Sale of Stock, Price Per Share		$ 10
Deferred Offering Costs		$ 8,050,000	$ 8,050,000				$ 8,050,000
Private Placement [Member]
Sale of Stock, Price Per Share		$ 1
Number of Warrants Issued	55,500	11,100,000
Proceeds from Issuance of Warrants	$ 277,500	$ 11,100,000
Aggregate Number of Warrants Issued	277,500